Government assistance (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Government Assistance [Abstract]
Research tax credits	$ 1,718,248	$ 692,314
Deferred research tax credits	$ 1,052,514	$ 665,734